Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [Abstract]
Cash and cash equivalents
The following table shows the detail of Cash and cash equivalents as of December 31, 2017 and 2016:

	Balance as of December 31,
	2017	2016
Cash at bank and on hand	669,387	594,811
Total	669,387	594,811

The following breakdown shows the main currencies in which cash and cash equivalent balances are denominated:

	Balance as of December 31,
Currency	2017	2016
U.S. dollar	319,400	343,954
Euro	288,625	196,382
Algerian Dinar	13,628	10,736
South African Rand	40,999	39,689
Others	6,735	4,050
Total	669,387	594,811